Group Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2013
Group Subsidiaries

Corporation Name	Percentage Ownership as of December 31,		Country of Incorporation	Corporation Type
	2012	2013
Navigator Holdings Ltd.			Marshall Islands	Holding company
- Navigator Gas US L.L.C.	100%	100%	Delaware (USA)	Service company
- Navigator Gas L.L.C.	100%	100%	Marshall Islands	Holding company
~ Navigator Atlas L.L.C.	n/a *	100%	Marshall Islands	Dormant
~ Navigator Capricorn L.L.C.	n/a *	100%	Marshall Islands	Vessel-owning company
~ Navigator Europa L.L.C.	n/a *	100%	Marshall Islands	Dormant
~ Navigator Galaxy L.L.C.	n/a *	100%	Marshall Islands	Vessel-owning company
~ Navigator Gemini L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Genesis L.L.C.	n/a *	100%	Marshall Islands	Vessel-owning company
~ Navigator Global L.L.C.	n/a *	100%	Marshall Islands	Vessel-owning company
~ Navigator Glory L.L.C.	n/a *	100%	Marshall Islands	Vessel-owning company
~ Navigator Grace L.L.C.	n/a *	100%	Marshall Islands	Vessel-owning company
~ Navigator Gusto L.L.C.	n/a *	100%	Marshall Islands	Vessel-owning company
~ Navigator Leo L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Libra L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Magellan L.L.C.	n/a *	100%	Marshall Islands	Vessel-owning company
~ Navigator Mariner L.L.C.	n/a *	100%	Marshall Islands	Vessel-owning company
~ Navigator Mars L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Neptune L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Oberon L.L.C.	n/a *	100%	Marshall Islands	Dormant
~ Navigator Pegasus L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Phoenix L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Saturn L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Scorpio L.L.C.	n/a *	100%	Marshall Islands	Vessel-owning company
~ Navigator Taurus L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Triton L.L.C.	n/a *	100%	Marshall Islands	Dormant
~ Navigator Venus L.L.C.	100%	100%	Marshall Islands	Vessel-owning company
~ Navigator Virgo L.L.C.	n/a *	100%	Marshall Islands	Vessel-owning company
~ NGT Services (UK) Ltd	100%	100%	England	Service company
~ Falcon Funding PTE Ltd	100%	100%	Singapore	Service company
~ Navigator Gas Invest Ltd	100%	100%	England	Investment company
- PT Navigator Khatulistiwa	49%	49%	Indonesia	Vessel-owning company